Transactions with associates companies - Accounts receivable, payable from/to associates (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 159,840	$ 204,096
Other Receivables	173,337	172,131
Total trade and other payables total	328	51
Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	6,073	6,247
Other Receivables	2,312	2,967
Trade and other receivable total	8,385	9,214
Trade payables	141	29
Others [Member]
Disclosure Of Transactions with associates companies [Line Items]
Other payables	36	51
Minera Yanacocha S.R.L. [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	5,604	5,920
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Other payables	292	0
Compania Minera Coimolache S.A. [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	469	327
Other Receivables	277	1,016
Trade payables	141	27
Sociedad Minera Cerro Verde Saa [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade payables	0	2
Transportadora Callao SA [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	$ 2,035	$ 1,951